Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Allowance for guarantees and acceptances [Abstract]
Guarantees and acceptances outstanding	₩ 9,437,691	₩ 7,611,211
Contingent guarantees and acceptances	3,985,532	3,259,613
ABS and ABCP purchase commitments	2,083,522	2,035,543
Endorsed bill	37,667	85,456
Total Guarantees and acceptances	15,544,412	12,991,823
Allowance for loss on guarantees and acceptances	₩ 115,325	₩ 80,861
Ratio	0.74%	0.62%